Additional Information — Condensed Financial Statements of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2023
Additional Information — Condensed Financial Statements of the Parent Company (Tables) [Line Items]
Schedule of Condensed Statements of Operations and Comprehensive Loss	Condensed statements of operations and comprehensive loss:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(15,135)	(13,787)	(14,272)
Total operating expense	(15,135)	(13,787)	(14,272)
Other expense
Interest income from VIE	971	1,692	1,790
Share of loss of subsidiaries, VIE and subsidiaries of VIE	(131,142)	(77,878)	(149,974)
Others, net	(1,152)	(1,049)	3,024
Loss before income tax	(146,458)	(91,022)	(159,432)
Income tax expense	(3)	-	(158)
Net loss	(146,461)	(91,022)	(159,590)
Accretions to preferred shares redemption value	101,467	(188,271)	(762,169)
Net loss attributable to Cheche’s ordinary shareholders	(44,994)	(279,293)	(921,759)
Net loss	(146,461)	(91,022)	(159,590)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	(10,278)	8,207	1,621
Fair value changes of amounts due to related party due to own credit risk	1,590	(476)	(405)
Total comprehensive loss	(155,149)	(83,291)	(158,374)
Accretions to preferred shares redemption value	101,467	(188,271)	(762,169)
Total comprehensive loss to Cheche’s ordinary shareholders	(53,682)	(271,562)	(920,543)

Schedule of Condensed Balance Sheets	Condensed balance sheets:
	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB
Current assets:
Cash and cash equivalents	1,008	119,033
Amount due from the subsidiaries of the Group	-	1,520
Prepayments and other current assets	287	1,118
Total current assets	1,295	121,671
Non-current assets:
Other non-current assets	-	4,149
Amounts due from the subsidiaries of the Group	639,110	638,290
Total non-current assets	639,110	642,439
TOTAL ASSETS	640,405	764,110
Current liabilities:
Accrued expenses and other current liabilities	27,899	11,310
Warrant	1,045	850
Deficit in subsidiaries, VIE and subsidiaries of VIE	313,123	365,377
Amounts due to the subsidiaries of the Group	-	2,972
Total current liabilities	342,067	380,509
Non-current liabilities:
Warrant	-	5,419
Total non-current liabilities	-	5,419
Total liabilities	342,067	385,928
Mezzanine equity
Convertible redeemable preferred shares	1,558,881	-
Total mezzanine equity:	1,558,881	-
Shareholders’ (deficit)/equity:
Ordinary shares *	2	5
Treasury stock*	(1,025)	(1,025)
Additional paid-in capital*	25	2,491,873
Accumulated deficit	(1,259,479)	(2,113,821)
Accumulated other comprehensive loss	(66)	1,150
Total shareholders’ (deficit)/equity	(1,260,543)	378,182
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY	640,405	764,110
*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash used in operating activities	(22,275)	(6,352)	(20,885)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE	(304,759)	(172,030)	-
Placement of short-term investments	(63,757)	-	-
Cash received from maturities of short-term investments	-	63,757	-
Net cash used in investing activities	(368,516)	(108,273)	-
Cash flows from financing activities
Proceeds from issuance of ordinary shares	633,847	-	-
Proceeds from PIPE financing – Prime Impact Cayman LLC	-	-	8,609
Proceeds from PIPE financing – World Dynamic Limited	-	-	93,436
Proceeds from PIPE financing – Goldrock Holdings Limited	-	-	35,863
Cash payment for redemption of Series C convertible redeemable preferred shares	-	(137,202)	-
Cash received from long-term borrowings from a third party	19,127	-	-
Cash repayments of long-term borrowings to a third party	(7,287)	(11,840)	-
Net cash generated from/(used in) financing activities	645,687	(149,042)	137,908
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(2,958)	11,725	1,002
Net increase/(decrease) in cash and cash equivalents and restricted cash	251,938	(251,942)	118,025
Cash and cash equivalents at beginning of the year	1,012	252,950	1,008
Cash and cash equivalents and restricted cash at end of the year	252,950	1,008	119,033